Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Use of Estimates
a)	Use of Estimates

The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses. The Company regularly evaluates estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates made by management. Significant estimates include fair value of stock options and standalone selling price in case of bundled revenue contracts.

(a)	Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses. The Company regularly evaluates estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates made by management. Significant estimates include fair value of stock options and standalone selling price in case of bundled revenue contracts.

Cash and Cash Equivalents
b)	Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with an original maturity of ninety days or less to be cash equivalents.
(b)	Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with original maturity of ninety days or less to be cash equivalents.
Restricted Cash
c)	Restricted Cash

Restricted cash includes any cash and cash equivalents that are legally restricted as to withdrawal or usage for the Company’s operations. For the purposes of the condensed consolidated statement of cash flows, the Company includes in its cash and cash-equivalent balances those amounts that have been classified as restricted cash and restricted cash equivalents.

(c)	Restricted Cash

Restricted cash includes any cash and cash equivalents that are legally restricted as to withdrawal or usage for the Company’s operations. For the purposes of the consolidated statement of cash flows, the Company includes in its cash and cash-equivalent balances those amounts that have been classified as restricted cash and restricted cash equivalents

Account Receivables and Allowance for Expected Credit Losses
d)	Account Receivables and Allowance for Expected Credit Losses

The Company’s account receivables are due from customers relating to contracts to supply surgical robotic systems, instruments, and accessories and to provide post sales warranty/maintenance services. The Company also sells surgical robotic systems under deferred payment arrangements and in such cases, the amounts due and recoverable beyond the one year period at the balance sheet date are classified as long-term receivables. Collateral is currently not required. The Company also maintains credit loss allowance for estimated losses resulting from the inability of the Company’s customers to make payments. The Company periodically reviews these estimated allowances, including an analysis of the customers’ payment history and creditworthiness, the age of the trade receivable balances and current economic conditions that may affect a customer’s ability to make payments as well as historical collection trends for its customers as a whole. Based on this review, the Company specifically reserves for those accounts deemed uncollectible or likely to become uncollectible. When receivables are determined to be uncollectible, principal amounts of such receivables outstanding are deducted from the allowance.

(d)	Accounts Receivable and Allowance for Expected Credit Loss

The Company’s account receivables are due from customers relating to contracts to supply surgical robotic systems, instruments, and accessories and to provide post sales warranty/maintenance services. The Company also sells surgical robotic systems under deferred payment arrangements and in such cases, the amounts due and recoverable beyond the one year period at the balance sheet date are classified as long-term receivables. Collateral is currently not required. The Company also maintains allowances for credit losses for estimated losses resulting from the inability of the Company’s customers to make payments. The Company periodically reviews these estimated allowances, including an analysis of the customers’ payment history and creditworthiness, the age of the trade receivable balances and current economic conditions that may affect a customer’s ability to make payments as well as historical collection trends for its customers as a whole. Based on this review, the Company specifically reserves for those accounts deemed uncollectible or likely to become uncollectible. When receivables are determined to be uncollectible, principal amounts of such receivables outstanding are deducted from the allowance. The allowance for credit losses as of December 31, 2024, and December 31, 2023, amounted to $545,799 and $NIL respectively.

Employee Benefits
e)	Employee Benefits

Contributions to defined contribution plans are charged to the condensed consolidated statement of operations and comprehensive loss in the period in which services are rendered by the covered employees. Current service costs for defined benefit plans are recognized in the period to which they relate. The liability in respect of defined benefit plans is calculated annually by the Company using the projected unit credit method. The Company records annual amounts relating to its defined benefit plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, future compensation increases and attrition rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in other comprehensive income (loss) (“OCI”) and amortized to net periodic benefit cost over the expected remaining period of service of the covered employees using the corridor method. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. These assumptions may not be within the control of the Company and accordingly it is reasonably possible that these assumptions could change in future periods. The Company includes the service cost component of the net periodic benefit cost in the same line item or items as other compensation costs arising from services rendered by the respective employees during the period. The interest cost, expected return on plan assets and amortization of actuarial gains/loss, are included in “Other income/(expense), net”. Refer to Note 17 - Employee Benefit Plans to the unaudited interim condensed consolidated financial statements for details.

(e)	Employee Benefits

Contributions to defined contribution plans are charged to the Consolidated Statements of operations and comprehensive loss in the period in which services are rendered by the covered employees. Current service costs for defined benefit plans are recognized in the period to which they relate. The liability in respect of defined benefit plans is calculated annually by the Company using the projected unit credit method. The Company records annual amounts relating to its defined benefit plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, future compensation increases and attrition rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in other comprehensive income (loss) (“OCI”) and amortized to net periodic benefit cost over the expected remaining period of service of the covered employees using the corridor method. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. These assumptions may not be within the control of the Company and accordingly it is reasonably possible that these assumptions could change in future periods. The Company includes the service cost component of the net periodic benefit cost in the same line item or items as other compensation costs arising from services rendered by the respective employees during the period. The interest cost, expected return on plan assets and amortization of actuarial gains/loss, are included in “Other income/(expense), net.” Refer to Note 18 - Employee Benefit Plans to the consolidated financial statements for details.

Foreign Currency Translation
f)	Foreign Currency Translation

The Company’s reporting currency is U.S. dollars. The functional currency of the Company is the U.S. dollar. The functional currency of the Company’s subsidiary in India is Indian National Rupee (“INR”). Transactions denominated in INR are translated to U.S. dollars at rates which approximate those in effect on the transaction dates. Monetary assets and all liabilities denominated in foreign currencies on September 30, 2025 and September 30, 2024 are translated at the exchange rate in effect as of those dates. Stockholders’ equity is translated at the appropriate historical rates. Included in interest and other income foreign exchange gain resulting from such translations of approximately $67,534 and amount of $2,838 included in selling, general and administrative expenses for the nine months ended September 30, 2025 and September 30, 2024, respectively.

The functional currency of each entity in the group is the currency of the primary economic environment in which it operates. Transactions in foreign currencies are initially recorded into functional currency at the rates of exchange prevailing on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are remeasured into functional currency at the rates of exchange prevailing at the balance sheet date. Non-monetary assets and liabilities are remeasured to the functional currency at exchange rates that prevailed on the date of inception of the transaction. All foreign exchange gains and losses arising on re-measurement are recorded in the Company’s condensed consolidated statement of operations and comprehensive loss.

The assets and liabilities of the subsidiaries for which the functional currency is other than the U.S. dollar are translated into U.S. dollars, the reporting currency, at the rate of exchange prevailing on the balance sheet date. Revenues and expenses are translated into U.S. dollars at the exchange rates prevailing on the last business day of each month, which approximates the average monthly exchange rate. Share capital and other equity items are translated at exchange rates that prevailed on the date of inception of the transaction. Resulting translation adjustments are included in “Accumulated other comprehensive income/(loss)” in the condensed consolidated balance sheet.

The relevant translation rates are as follows: for the nine months ended September 30, 2025 closing rate at 88.87 US$: INR, average rate at 87.23 US$:INR.

The relevant translation rates are as follows: for the nine months ended September 30, 2024 closing rate at 83.76 US$: INR, average rate at 83.47 US$:INR.

The relevant translation rates are as follows: for the year ended December 31, 2024 closing rate at 85.58 US$: INR, average rate at 84.39 US$:INR

(f)	Foreign Currency Translation

The Company’s reporting currency is U.S. dollars. The functional currency of the Company is the U.S. dollar. The functional currency of the Company’s subsidiary in India is Indian National Rupee (“INR”). Transactions denominated in INR are translated to U.S. dollars at rates which approximate those in effect on the transaction dates. Monetary assets and all liabilities denominated in foreign currencies on December 31, 2024 and December 31, 2023 are translated at the exchange rate in effect as of those dates. Non-monetary assets and stockholders’ equity are translated at the appropriate historical rates. Included in selling, general and administrative expense were foreign exchange loss resulting from such translations of approximately $15,228 and $22,855 for the years ended December 31, 2024 and 2023, respectively.

The functional currency of each entity in the group is the currency of the primary economic environment in which it operates. Transactions in foreign currencies are initially recorded into functional currency at the rates of exchange prevailing on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are remeasured into functional currency at the rates of exchange prevailing at the balance sheet date. Non-monetary assets and liabilities are remeasured to the functional currency at exchange rates that prevailed on the date of inception of the transaction. All foreign exchange gains and losses arising on re-measurement are recorded in the Company’s Consolidated Statements of operations and comprehensive loss.

The assets and liabilities of the subsidiaries for which the functional currency is other than the U.S. dollar are translated into U.S. dollars, the reporting currency, at the rate of exchange prevailing on the balance sheet date. Revenues and expenses are translated into U.S. dollars at the exchange rates prevailing on the last business day of each month, which approximates the average monthly exchange rate. Share capital and other equity items are translated at exchange rates that prevailed on the date of inception of the transaction. Resulting translation adjustments are included in “Accumulated other comprehensive loss” in the consolidated balance sheets.

The relevant translation rates are as follows: for the year ended December 31, 2024, closing rate at 85.58 USD/INR, average rate at 84.39 USD/INR.

The relevant translation rates are as follows: for the year ended December 31, 2023, closing rate at 83.19 USD/INR, average rate at 82.96 USD/INR.

Inventory
g)	Inventory

The Company’s inventory consists of finished goods in the form of fully assembled and tested surgical robotic system, semi-finished goods in the form of various sub-systems of the surgical robotic systems in various stages of assembly and manufacturing and raw material in the form of various mechanical, electrical, and other material components, parts, motors, encoders etc. which are not yet assembled/manufactured. The inventory is valued at the lower of cost (first-in, first-out) or estimated net realizable value.

(g)	Inventory

The Company’s inventory consists of finished goods in the form of fully assembled and tested surgical robotic systems, semi-finished goods in the form of various sub-systems of the surgical robotic systems in various stages of assembly and manufacturing and raw material in the form of various mechanical, electrical, and other material components, parts, motors, encoders etc. which are not yet assembled/manufactured. The inventory is valued at the lower of cost (first-in, first-out) or estimated net realizable value.

Cost of Sales
h)	Cost of Sales

Cost of sales primarily consists of manufacturing cost incurred for production of the Mantra System and the related instruments and accessories which are used to facilitate the use of the Mantra System. Further, Cost of sales also includes other costs such as salaries and rent which are directly attributable to the manufacturing process.

(h)	Cost of Sales

Cost of sales primarily consists of manufacturing cost incurred for production of the Mantra System and the related instruments and accessories which are used to facilitate the use of the Mantra System. Further, Cost of sales also includes other costs such as salaries and rent which are directly attributable to the manufacturing process.

Selling and Administrative Expenses
i)	Selling and Administrative Expenses

Selling and administrative expenses primarily consist of indirect expenses which are not directly attributable to any other identified expense category of the Company.

(i)	Selling and Administrative Expenses

Selling and administrative expenses primarily consist of indirect expenses which are not directly attributable to any other identified expense category of the Company.

Fair value measurements
j)	Fair value measurements

ASC Topic 820, Fair Value Measurements and Disclosures defines fair value as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability as against assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including the Company’s own credit risk. The fair value hierarchy consists of the following three levels:

●	Level I — Quoted prices for identical instruments in active markets.
●	Level II — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
●	Level III — Instruments whose significant value drivers are unobservable.

(j)	Fair value measurements

ASC Topic 820, Fair Value Measurements and Disclosures defines fair value as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability as against assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including the Company’s own credit risk. The fair value hierarchy consists of the following three levels:

●	Level I — Quoted prices for identical instruments in active markets.
●	Level II — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
●	Level III — Instruments whose significant value drivers are unobservable.

Concentration of Credit Risk
k)	Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. and cash equivalents, time deposits and accounts receivable. By their nature, all such financial instruments involve risks including the credit risks of non-performance by counterparties. The surplus funds are maintained as cash and cash equivalents and time deposits, placed with highly rated financial institutions to reduce its exposure to market risk with regard to these funds. The Company’s exposure to credit risk on account receivable is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. To mitigate this risk the Company evaluates the creditworthiness of its customers in conjunction with its revenue recognition processes as well as through its ongoing collectability assessment processes for accounts receivable. The Company does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

(k)	Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, time deposits and accounts receivable. By their nature, all such financial instruments involve risks including the credit risks of non-performance by counterparties. The surplus funds are maintained as cash and cash equivalents and time deposits, placed with highly rated financial institutions to reduce its exposure to market risk with regard to these funds. The Company’s exposure to credit risk on account receivable is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. To mitigate this risk the Company evaluates the creditworthiness of its customers in conjunction with its revenue recognition processes as well as through its ongoing collectability assessment processes for accounts receivable. The Company does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Commitments and Contingencies
l)	Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recognized when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. A disclosure for a contingent liability is made when there is a possible obligation that may require an outflow of resources. When there is a possible obligation or a present obligation in respect of which the likelihood of outflow of resources is remote, no provision or disclosure is made. Legal costs incurred in connection with such liabilities are expensed as incurred. Capital commitments are disclosed in the condensed consolidated financial statements.

(l)	Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recognized when it is probable that a liability has been incurred, and the amount of the assessment and/or remediation can be reasonably estimated. A disclosure for a contingent liability is made when there is a possible obligation that may require an outflow of resources. When there is a possible obligation or a present obligation in respect of which the likelihood of an outflow of resources is remote, no provision or disclosure is made. Legal costs incurred in connection with such liabilities are expensed as they are incurred. Capital commitments are disclosed in the consolidated financial statements.

Revenue Recognition
m)	Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification, or ASC606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, five basic criteria must be met before revenue can be recognized:

●	Identification of a contract with a customer or placement of a purchase order by the customer.
●	Identification of the performance obligations in the contract or the purchase order as the case may be.
●	Determination of the transaction price which is reflected in the purchase order placed by the customer.
●	Allocation of the transaction price to the performance obligations in the contract; and
●	Recognition of revenue when or as the performance obligations are satisfied as per the terms of the purchase order received from the customer.

The Company accounts for revenues when both parties to the contract have approved the contract, the rights and obligations of the parties are identified, payment terms are identified, and collectability of consideration is probable. Product type and payment terms vary by client.

System Sales:

The Company recognizes revenue when the “transfer of control” occurs, which typically takes place upon the delivery of the system to the customer. In cases where a deferred payment arrangement exists, revenue is recognized at the present value of the consideration receivable, adjusted by the present value of any extended warranty obligations.

Standalone Selling Price

Our system sale arrangements contain multiple products and services, including system, accessories, instruments and services. Other than services, we generally deliver all of the products upfront. Each of these products and services is a distinct performance obligation. System, instruments, accessories and services are also sold on a standalone basis. For multiple-element arrangements, revenue is allocated to each performance obligation based on its relative standalone selling price. Standalone selling prices are based on observable prices at which we separately sell the products or services. If a standalone selling price is not directly observable, then we estimate the standalone selling prices considering market conditions and entity-specific factors including, but not limited to, historical pricing data, features and functionality of the products and services and industry benchmark. We regularly review standalone selling prices and maintain internal controls over establishing and updating these estimates. Revenue that is allocated to the service obligation is deferred and recognized ratably over the service period upon expiration of first year of service which is free and included in the system sale arrangements.

Key Terms of Customer Contracts

The Company enters into binding contracts with customers through either an agreement or a sales order, with all terms and conditions mutually agreed upon by both parties. The key terms and conditions include:

1.	Finalization of Product and Price: Agreement on the specific model of the “SSI Mantra” system and its selling price.
2.	Payment Terms: Determination of payment terms, which may involve either a deferred payment arrangement or a one-time payment upon delivery and installation of the system at the customer’s premises.
3.	Deferred Payment Model: For deferred payments, customers typically pay an advance amount before the dispatch of the system. The remaining balance is payable in yearly installments over a period of 3 to 5 years. Present value of deferred payment is calculated using the prevailing interest rate.
4.	Warranty Services: Instead of negotiating the sales price, the Company provides a warranty service that includes a 1-year assurance warranty and an extended warranty for an additional 3 to 5 years. The exact terms are mutually agreed upon with the customer.
5.	Delivery, Installation, and Training: The Company is responsible for delivering and installing the system at the customer’s premises. Post-installation, the Company provides free training to surgeons and surgical staff to enable them to operate the system effectively. With respect to the sale of surgical robotic systems, training is provided at the time of delivery to the end customer, however the effort involved is considered negligible.
6.	Transfer of Risk and Rewards: The risks and rewards associated with the system are transferred to the customer upon delivery to their premises.

Instrument and Accessories Sales:

We also sell instruments for use by surgeons in conjunction with the use of our surgical robotic systems. These instruments are consumable items for our hospital customers, and we recognize the revenues from the sale of instruments as and when the instruments are delivered to the customer.

Warranty and Annual Maintenance Contract Sales:

By application of ASC 606, a portion of the equipment sales value which is attributable towards the component of annual maintenance contracts is shown separately as Warranty sales. Once the assurance warranty or standard warranty periods are over, the maintenance contracts become effective and actual income from maintenance contracts is recognized as a distinct revenue stream.

Lease Income:

Under ASC 842, in cases where the systems are installed on a pay per procedure basis, the Company earns revenue which is a mix of fixed and variable components. Variable component consists of revenue share which is agreed based on the number and type of procedures performed by the customer, while the fixed component involves an agreed amount which the customer is obliged to pay over the lease term. Accordingly, the fixed component is recognized on a straight-line basis as lease income. Since the title to the system is not getting transferred to the counterparty, hence the cost relating to those systems is capitalized under property, plant and equipment and accordingly depreciation is charged over its period of useful life.

(m)	Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification, or ASC606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, five basic criteria must be met before revenue can be recognized:

●	Identification of a contract with a customer or placement of a purchase order by the customer.
●	Identification of the performance obligations in the contract or the purchase order as the case may be.
●	Determination of the transaction price which is reflected in the purchase order placed by the customer.
●	Allocation of the transaction price to the performance obligations in the contract; and
●	Recognition of revenue when or as the performance obligations are satisfied as per the terms of the purchase order received from the customer.

The Company accounts for revenues when both parties to the contract have approved the contract, the rights and obligations of the parties are identified, payment terms are identified, and collectability of consideration is probable. Product type and payment terms vary by client.

System Sales:

The Company recognizes revenue when the “transfer of control” occurs, which typically takes place upon the delivery of the system to the customer. In cases where a deferred payment arrangement exists, revenue is recognized at the present value of the consideration receivable, adjusted by the present value of any extended warranty obligations.

Standalone Selling Price:

Our system sale arrangements contain multiple products and services, including system, accessories, instruments and services. Other than services, we generally deliver all of the products upfront. Each of these products and services is a distinct performance obligation. System, instruments, accessories and services are also sold on a standalone basis. For multiple-element arrangements, revenue is allocated to each performance obligation based on its relative standalone selling price. Standalone selling prices are based on observable prices at which we separately sell the products or services. If a standalone selling price is not directly observable, then we estimate the standalone selling prices considering market conditions and entity-specific factors including, but not limited to, historical pricing data, features and functionality of the products and services and industry benchmark. We regularly review standalone selling prices and maintain internal controls over establishing and updating these estimates. Revenue that is allocated to the service obligation is deferred and recognized ratably over the service period upon expiration of first year of service which is free and included in the system sale arrangements.

Key Terms of Customer Contracts

The Company enters into binding contracts with customers through either an agreement or a sales order, with all terms and conditions mutually agreed upon by both parties. The key terms and conditions include:

1.	Finalization of Product and Price: Agreement on the specific model of the “SSI Mantra” system and its selling price.
2.	Payment Terms: Determination of payment terms, which may involve either a deferred payment arrangement or a one-time payment upon delivery and installation of the system at the customer’s premises.
3.	Deferred Payment Model: For deferred payments, customers typically pay an advance amount before the dispatch of the system. The remaining balance is payable in yearly installments over a period of 3 to 5 years. Present value of deferred payment is calculated using the prevailing interest rate.
4.	Warranty Services: Instead of negotiating the sales price, the Company provides a warranty service that includes a 1-year assurance warranty and an extended warranty for an additional 1 to 5 years. The exact terms are mutually agreed upon with the customer.
5.	Delivery, Installation, and Training: The Company is responsible for delivering and installing the system at the customer’s premises. Post-installation, the Company provides free training to surgeons and surgical staff to enable them to operate the system effectively. With respect to the sale of surgical robotic systems, training is provided at the time of delivery to the end customer, however the effort involved is considered negligible.
6.	Transfer of Risk and Rewards: The risks and rewards associated with the system are transferred to the customer upon delivery to their premises.

Instrument and accessories sales:

We also sell instruments for use by surgeons in conjunction with the use of our surgical robotic systems. These instruments are consumable items for our hospital customers, and we recognize the revenues from the sale of instruments as and when the instruments are dispatched to the customer.

Warranty and Annual Maintenance Contract Sales:

By application of ASC 606, a portion of the equipment sales value which is attributable towards the component of annual maintenance contracts is shown separately as Warranty sales. Once the assurance warranty or standard warranty periods are over, the actual maintenance contracts become effective and actual income from maintenance contracts is recognized as a distinct revenue stream.

Lease Income:

Under ASC 842, in cases where the systems are installed on a pay per procedure basis, the Company earns revenue which is a mix of fixed and variable components. Variable component consists of revenue share which is agreed based on the number and type of procedures performed by the customer, while the fixed component involves an agreed amount which the customer is obliged to pay over the lease term. Accordingly, the fixed component is recognized on a straight-line basis as lease income. Since the title to the system is not getting transferred to the counterparty, hence the cost relating to those systems is capitalized under property, plant and equipment and accordingly depreciation is charged over its period of useful life.

Property Plant & Equipment
n)	Property Plant & Equipment

Property and equipment are stated at cost, which is generally comprised of the purchase price for such property or equipment, non-refundable duties and taxes, Installation cost, freight, other associated costs, but excludes any discounts and/or rebates, less accumulated depreciation and impairment.

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable.

Property Plant and Equipment depreciated using the straight-line method at rates determined as per estimated useful life of the assets. The estimated useful lives used in calculating depreciation are as follows:

Years
Computer & peripherals	3
Furniture	5
Leasehold improvement	4-9
Office equipment	5
Plant and machinery	8
Server & networking	3
Vehicles	5
Pay per use systems	10
Demo system	10

(n)	Property Plant & Equipment

Property and equipment are stated at cost, which is generally comprised of the purchase price for such property or equipment, non-refundable duties and taxes, Installation cost, freight, other associated costs, but excludes any discounts and/or rebates, less accumulated depreciation and impairment.

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable.

Property Plant & Equipment depreciated using the straight-line method at rates determined as per estimated useful lives of the assets. The estimated useful lives used in in calculating depreciation are as follows:

Years
Computer & peripherals	3
Furniture	5
Leasehold improvement	4-9
Office equipment	5
Plant and machinery	4-8
Research & Development equipment	5
Server & networking	3
Vehicles	5
Pay per use system	10
Demo system	10

Long-lived Assets
o)	Long-lived Assets

In accordance with ASC 360, “Property Plant and Equipment”, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset and current expectation that the asset will more than likely not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the discounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain circumstances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

(o)	Long-lived Assets

In accordance with ASC 360, “Property Plant and Equipment”, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset and current expectation that the asset will more than likely not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the discounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain circumstances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Stock Compensation Expense
p)	Stock Compensation Expense

Under the fair value recognition provisions of ASC Topic 718, Compensation-Stock Compensation, cost is measured at the grant date based on the fair value of the award and is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

Determining the fair value of stock-based awards at the grant date requires significant judgment, including estimating the expected term over which the stock awards will be outstanding before they are exercised and the expected volatility of our stock.

Stock Options: These provide employees with the right, but not the obligation, to purchase shares of the Company’s stock at a specified price within a defined period, as per the terms of the stock option agreement. Stock-based compensation expense associated with AVRA 2016 Stock Incentive Plan is measured at fair-value using a Black-Scholes option-pricing model at commencement of each offering period and recognized over that offering period.

Stock Units (Restricted Stock Units, or RSUs): These do not require the employee to exercise any options. Each stock unit automatically converts into a specified number of shares upon vesting. The Company uses last three month’s average share price of common stock on OTC (prior to April 24, 2025) or on Nasdaq (subsequent to April 24, 2025) as grant date fair value for RSUs.

The Company recognizes stock-based compensation expense in the condensed consolidated statement of operations and comprehensive loss for both employees and non-employee directors based on the grant-date fair value of the awards. These costs are recognized on a straight-line basis over the requisite service period, or until the date at which the recipient becomes eligible for retirement, if shorter. Forfeitures of equity awards are accounted for as they occur.

The Company accounts for equity instruments issued in exchange for goods or services from non-employees in accordance with ASC Topic 718 Stock Compensation. The costs associated with these equity instruments are measured at the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably measurable.

(p)	Stock Compensation Expense

Under the fair value recognition provisions of ASC Topic 718, Compensation-Stock Compensation, cost is measured at the grant date based on the fair value of the award and is amortized on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

Determining the fair value of stock-based awards at the grant date requires significant judgment, including estimating the expected term over which the stock awards will be outstanding before they are exercised and the expected volatility of our stock.

As of December 31, 2024, the Company has issued two types of equity incentives:

Stock Options: These provide employees with the right, but not the obligation, to purchase shares of the Company’s stock at a specified price, within a defined period, as per the terms of the stock option agreement. Stock-based compensation expense associated with AVRA 2016 Stock Incentive Plan is measured at fair-value using a Black-Scholes option-pricing model at commencement of each offering period and recognized over that offering period.

Stock Units (Restricted Stock Units, or RSUs): These do not require the employee to exercise any options. Each stock unit automatically converts into a specified number of shares upon vesting. The Company uses last three months’ average share price of common stock on OTC exchange as grant date fair value for RSUs.

The Company recognizes stock-based compensation expense in the Consolidated Statements of operations and comprehensive loss for both employees and non-employee directors based on the grant-date fair value of the awards. These costs are recognized on a straight-line basis over the requisite service period, or until the date at which the recipient becomes eligible for retirement, if shorter. Forfeitures of equity awards are accounted for as they occur.

The Company accounts for equity instruments issued in exchange for goods or services from non-employees in accordance with ASC Topic 718 Stock Compensation. The costs associated with these equity instruments are measured at the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably measurable.

Income Taxes
q)	Income Taxes

We record income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carry forwards. The carrying amounts of deferred tax assets are reduced by a valuation allowance if, based on available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically based on the more-likely-than-not realization threshold. This assessment considers, among other matters, the nature, frequency, and severity of current and cumulative losses, the duration of statutory carry forward periods, and tax planning alternatives. We use a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals and litigation processes, if any. The second step is to measure the largest amount of tax benefit as the largest amount that is more likely than not to be realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company determines the tax provision for interim periods using an estimate of its annual effective tax rate. Each quarter, the Company updates its estimate of annual effective tax rate for India Jurisdiction, and if its estimated tax rate changes, the Company makes a cumulative adjustment.

Management judgment is required in determining provision for income taxes, deferred tax assets and liabilities, tax contingencies, unrecognized tax benefits, and any required valuation allowance, including taking into consideration the probability of the tax contingencies being incurred. Management assesses this probability based upon information provided by its tax advisers, its legal advisers and similar tax cases. If at a later time the assessment of the probability of these tax contingencies changes, accrual for such tax uncertainties may increase or decrease.

The Company has a valuation allowance due to management’s overall assessment of risks and uncertainties related to its future ability in the U.S. to realize and, hence, utilize certain deferred tax assets, primarily consisting of net operating losses (“NOLs”), carry forward temporary differences and future tax deductions.

The effective tax rate for annual and interim reporting periods could be impacted if uncertain tax positions that are not recognized are settled at an amount which differs from the Company’s estimate. Finally, if the Company is impacted by a change in the valuation allowance resulting from a change in judgment regarding the realizability of deferred tax assets, such effect will be recognized in the interim period in which the change occurs.

(q)	Income Taxes

We record income taxes under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carry forwards. The carrying amounts of deferred tax assets are reduced by a valuation allowance if, based on available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically based on the more-likely-than-not realization threshold. This assessment considers, among other matters, the nature, frequency, and severity of current and cumulative losses, the duration of statutory carry forward periods, and tax planning alternatives. We use a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals and litigation processes, if any. The second step is to measure the largest amount of tax benefit as the largest amount that is more likely than not to be realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Significant management judgment is required in determining provision for income taxes, deferred tax assets and liabilities, tax contingencies, unrecognized tax benefits, and any required valuation allowance, including taking into consideration the probability of the tax contingencies being incurred. Management assesses this probability based upon information provided by its tax advisers, its legal advisers and similar tax cases. If at a later time the assessment of the probability of these tax contingencies changes, accrual for such tax uncertainties may increase or decrease.

The Company has a valuation allowance due to management’s overall assessment of risks and uncertainties related to its future ability in the U.S. to realize and, hence, utilize certain deferred tax assets, primarily consisting of net operating losses (“NOLs”), carry forward temporary differences and future tax deductions.

The effective tax rate for annual and interim reporting periods could be impacted if uncertain tax positions that are not recognized are settled at an amount which differs from the Company’s estimate. Finally, if the Company is impacted by a change in the valuation allowance resulting from a change in judgment regarding the realizability of deferred tax assets, such effect will be recognized in the interim period in which the change occurs.

Basic and Diluted Loss per Share
r)	Basic and Diluted Loss per Share

The following table sets forth the computation of basic and diluted earnings per share:

	For the three months ended
	September 30, 2025	September 30, 2024
Net Loss (a)	(3,717,964)	(3,245,483)
Basic weighted average common shares outstanding (b)	193,589,845	170,781,337
Dilutive effect of convertible note	-	550,562
Dilutive effect of stock-based awards	9,266,656	10,553,370
Diluted weighted average common shares outstanding	202,856,501	181,885,269
Earnings per share attributable to SS Innovations International, Inc. stockholders:

Basic and Diluted (a)/(b)	(0.02)	(0.02)
	For the nine months ended
	September 30, 2025	September 30, 2024
Net Loss (a)	(9,656,008)	(17,227,806)
Basic weighted average common shares outstanding (b)	188,720,115	170,750,183
Dilutive effect of convertible note (1)	-	476,258
Dilutive effect of stock-based awards	9,259,623	10,553,370
Diluted weighted average common shares outstanding	197,979,738	181,779,811
Earnings per share attributable to SS Innovations International, Inc. stockholders:

Basic and Diluted	(0.05)	(0.10)
(1)	Represents dilution effect related to the interest on convertible notes in the calculation of diluted weighted average shares outstanding for the portion of the period. Refer Note 10 – Notes Payable to the condensed consolidated financial statements for further details.

Basic net loss per share is calculated by dividing the net loss attributable to SSII stockholders by the weighted-average number of shares of common stock outstanding for the period. The diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period. For periods in which we report net losses, diluted net loss per share is the same as basic net loss per share because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

(r)	Basic and Diluted Loss per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2024	2023

Net Loss (a)	(19,151,197)	(20,878,292)
Basic weighted average common shares outstanding (b)	170,847,444	144,866,674
Dilutive effect of convertible note (1)	595,309	-
Dilutive effect of stock-based awards	9,760,921	7,203,151
Diluted weighted average common shares outstanding	181,203,673	152,069,825
Earnings per share attributable to SS INNOVATIONS INTERNATIONAL INC. stockholders:
Basic and Diluted (a)/(b)	(0.11)	(0.14)
(1)	Represents dilution effect related to the interest on convertible notes in the calculation of diluted weighted average shares outstanding for the portion of the year. Refer Note 10– Notes Payable to the consolidated financial statements for further details.

Basic net loss per share is calculated by dividing the net loss attributable to SSII stockholders by the weighted-average number of shares of common stock outstanding for the period. The diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period. For periods in which we report net losses, diluted net loss per share is the same as basic net loss per share because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Research and Development Costs
s)	Research and Development Costs

In accordance with ASC Topic 730 Research and development costs are expensed as incurred and include costs of material, salaries, benefits and other headcount-related costs, contract and other outside service fees, and facilities and overhead costs.

(s)	Research and Development Costs

Research and development costs are expensed as incurred and include costs of material, salaries, benefits and other headcount-related costs, contract and other outside service fees, and facilities and overhead costs.

Fair Value of Financial Instruments
t)	Fair Value of Financial Instruments

Our financial instruments consist principally of accounts receivable, amounts due to related parties and promissory notes payable. The carrying amounts of cash and cash equivalents and promissory notes approximate fair value because of the short-term nature of these items.

(t)	Fair Value of Financial Instruments

Our financial instruments consist principally of accounts receivable, amounts due to related parties and promissory notes payable. The carrying amounts of cash and cash equivalents and promissory notes approximate fair value because of the short-term nature of these items.

Recent Accounting Pronouncements
u)	Recent Accounting Pronouncements

In November 2024, FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), which requires entities to disaggregate any relevant expense caption presented on the face of the income statement within continuing operations into the following required natural expense categories, as applicable: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities or other depletion expenses. An entity’s share of earnings or losses from investments accounted for under the equity method is not a relevant expense caption that requires disaggregation. Such ASU’s amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. We are currently evaluating the impact of this pronouncement on our disclosures and our consolidated financial statements.

In November 2023, FASB issued ASU No. 2023-07, Segment Reporting (“ASC Topic 280”): Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements on an annual and interim basis for all public entities by requiring disclosure of significant segment expenses that are regularly reviewed by the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The ASU also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted.

We adopted this ASU on December 31, 2024, and applied the amendment retrospectively to all periods presented in our consolidated financial statements (refer to Note 3, Segments, for further details).

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Under this ASU, public entities must annually (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than five percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). This ASU’s amendments are effective for all entities that are subject to Topic 740, Income Taxes, for annual periods beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the impact of this pronouncement on our disclosures.

(u)	Recent Accounting Pronouncements

In November 2024, FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), which requires entities to disaggregate any relevant expense caption presented on the face of the income statement within continuing operations into the following required natural expense categories, as applicable: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities or other depletion expenses. An entity’s share of earnings or losses from investments accounted for under the equity method is not a relevant expense caption that requires disaggregation. Such ASU’s amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. We are currently evaluating the impact of this pronouncement on our disclosures and our consolidated financial statements.

In November 2023, FASB issued ASU No. 2023-07, Segment Reporting (“ASC Topic 280”): Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements on an annual and interim basis for all public entities by requiring disclosure of significant segment expenses that are regularly reviewed by the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The ASU also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted.

We adopted this ASU on December 31, 2024, and applied the amendment retrospectively to all periods presented in our consolidated financial statements (refer to Note 3, Segments, for further details).

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Under this ASU, public entities must annually (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than five percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). This ASU’s amendments are effective for all entities that are subject to Topic 740, Income Taxes, for annual periods beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the impact of this pronouncement on our disclosures.

Leases
v)	Leases

The Company determines if an arrangement is a lease at inception of the contract. The Company’s assessment is based on whether: (1) the contract involves the use of a distinct identified asset, (2) the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the term of the contract, and (3) the Company has the right to direct the use of the asset. A lease is classified as a finance lease if any one of the following criteria are met: (1) the lease transfers ownership of the asset by the end of the lease term, (2) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (3) the lease term is for a major part of the remaining useful life of the asset or (4) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset.

Operating leases are presented within “Right-of-use assets, operating lease” “Current portion of operating lease liabilities” and “Operating lease liabilities, less current portion” in the Company’s condensed consolidated balance sheet.

Right-of-use (ROU) assets represent the Company’s right to use an underlying asset during the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease arrangement. Lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Operating lease ROU assets are recognized at commencement date in an amount equal to lease liability, adjusted for any lease prepayments, initial direct costs, and lease incentives. For leases in which the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date. The Company determines the incremental borrowing rate by adjusting the benchmark reference rates with appropriate financing spreads applicable to the respective geographies where the leases are entered and lease specific adjustments for the effects of collateral, if applicable. Lease terms include the effects of options to extend or terminate the lease when it is reasonably certain at commencement of the lease that the Company will exercise that option. Lease expense for operating lease arrangements is recognized on a straight-line basis over the lease term reflecting single operating lease cost. The Company evaluates lease agreements to determine lease and non-lease components, which are accounted for separately.

Lease payments that depend on factors other than an index or rate are considered variable lease payments and are excluded from the operating lease assets and liabilities and are recognized as expense in the period in which the obligation is incurred. Lease payments include payments for common area maintenance, utilities such as electricity, heating and water, among others, and property taxes, and other similar payments paid to the landlord, which are treated as non-lease component.

The Company accounts for lease-related concessions in accordance with guidance in Topic 842, Leases, to determine, on a lease-by-lease basis, whether the concession provided by lessor should be accounted for as a lease modification.

The Company accounts for a modification as a separate contract when it grants an additional right of use not included in the original lease and the increase is commensurate with the standalone price for the additional right of use, adjusted for the circumstances of the particular contract. Modifications which are not accounted for as a separate contract are reassessed as of the effective date of the modification based on its modified terms and conditions and the facts and circumstances as of that date. Upon modification, the Company remeasures the lease liability to reflect changes to the remaining lease payments and discount rates and recognizes the amount of the remeasurement of the lease liability as an adjustment to the ROU assets. However, if the carrying amount of the ROU assets is reduced to zero as a result of modification, any remaining amount of the remeasurement is recognized as an expense in condensed consolidated statement of operations and comprehensive loss.

The Company reviews ROU assets for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable.

Comprehensive Loss

Comprehensive loss consists of net loss and other gains and losses affecting stockholders’ equity that, under GAAP, are excluded from net loss. Our other comprehensive loss represents foreign currency translation adjustment attributable to Indian operations and retirement benefits due to change in actuarial assumptions. Refer to Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.

(v)	Leases

The Company determines if an arrangement is a lease at inception of the contract. The Company’s assessment is based on whether: (1) the contract involves the use of a distinct identified asset, (2) the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the term of the contract, and (3) the Company has the right to direct the use of the asset. A lease is classified as a finance lease if any one of the following criteria are met: (1) the lease transfers ownership of the asset by the end of the lease term, (2) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (3) the lease term is for a major part of the remaining useful life of the asset or (4) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset.

Operating leases are presented within “Right-of-use assets, operating lease” “Current portion of operating lease liabilities” and “Operating lease liabilities, less current portion” in the Company’s consolidated balance sheets.

Right-of-use assets (ROU) assets represent the Company’s right to use an underlying asset during the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease arrangement. Lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Operating lease ROU assets are recognized at commencement date in an amount equal to lease liability, adjusted for any lease prepayments, initial direct costs, and lease incentives. For leases in which the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date. The Company determines the incremental borrowing rate by adjusting the benchmark reference rates with appropriate financing spreads applicable to the respective geographies where the leases are entered and lease specific adjustments for the effects of collateral, if applicable. Lease terms include the effects of options to extend or terminate the lease when it is reasonably certain at commencement of the lease that the Company will exercise that option. Lease expense for operating lease arrangements is recognized on a straight-line basis over the lease term reflecting single operating lease cost. The Company evaluates lease agreements to determine lease and non-lease components, which are accounted for separately.

Lease payments that depend on factors other than an index or rate are considered variable lease payments and are excluded from the operating lease assets and liabilities and are recognized as expense in the period in which the obligation is incurred. Lease payments include payments for common area maintenance, utilities such as electricity, heating and water, among others, and property taxes, and other similar payments paid to the landlord, which are treated as non-lease component.

The Company accounts for lease-related concessions in accordance with guidance in Topic 842, Leases, to determine, on a lease-by-lease basis, whether the concession provided by lessor should be accounted for as a lease modification.

The Company accounts for a modification as a separate contract when it grants an additional right of use not included in the original lease and the increase is commensurate with the standalone price for the additional right of use, adjusted for the circumstances of the particular contract. Modifications which are not accounted for as a separate contract are reassessed as of the effective date of the modification based on its modified terms and conditions and the facts and circumstances as of that date. Upon modification, the Company remeasures the lease liability to reflect changes to the remaining lease payments and discount rates and recognizes the amount of the remeasurement of the lease liability as an adjustment to the ROU assets. However, if the carrying amount of the ROU assets is reduced to zero as a result of modification, any remaining amount of the remeasurement is recognized as an expense in Consolidated Statements of Operations and Comprehensive Loss.

The Company reviews ROU assets for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable.

Comprehensive Loss

Comprehensive loss consists of net loss and other gains and losses affecting stockholders’ equity that, under GAAP, are excluded from net loss. Our other comprehensive loss represents foreign currency translation adjustment attributable to Indian operations. Refer to Consolidated Statements of Comprehensive Loss. Total foreign currency transaction gains and losses were immaterial for the years ended December 31, 2024, and 2023.